MASSMUTUAL PREMIER FUNDS
MassMutual Premier U.S. Government Money Market Fund
MassMutual Premier Short-Duration Bond Fund
MassMutual Premier Inflation-Protected and Income Fund
MassMutual Premier Core Bond Fund
MassMutual Premier Diversified Bond Fund
MassMutual Premier High Yield Fund
MassMutual Premier Balanced Fund
MassMutual Premier Disciplined Value Fund
MassMutual Premier Main Street Fund
MassMutual Premier Disciplined Growth Fund
MassMutual Premier Small Cap Opportunities Fund
MassMutual Premier Global Fund
MassMutual Premier International Equity Fund
MassMutual Premier Strategic Emerging Markets Fund
(the “Funds”)
Supplement dated April 11, 2019 to the
Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
The following information replaces similar information for the MassMutual Premier Core Bond Fund found on page 19 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser, Barings LLC (“Barings”)). These typically include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, and mortgage-backed and other asset-backed securities, including collateralized bond and loan obligations.
With respect to the MassMutual Premier Core Bond Fund, the second, third and sixth paragraphs found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (pages 19-20 of the Prospectus) are deleted in full.
With respect to the MassMutual Premier Core Bond Fund, the paragraphs labeled “Below Investment Grade Debt Securities Risk,” “Foreign Investment Risk; Emerging Markets Risk; Currency Risk,” and “Sovereign Debt Obligations Risk” found on pages 21-23 under the heading Principal Risks in the section titled Investments, Risks, and Performance are deleted in full.
The following information replaces similar information found on page 103 under the heading Subadvisers and Portfolio Managers in the section entitled Management of the Funds:
MML Advisers has received exemptive relief from the Securities and Exchange Commission (“SEC”) to permit it to change subadvisers or hire new subadvisers for a number of the series of the Trust from time to time without obtaining shareholder approval. (In the absence of that exemptive relief, shareholder approval might otherwise be required.) Several other mutual fund companies have received similar relief. MML Advisers believes having this authority is important, because it allows MML Advisers to remove and replace a subadviser in a quick, efficient, and cost-effective fashion when, for example, the subadviser’s performance is inadequate or the subadviser no longer is able to meet a Trust series’ investment objective and strategies. Pursuant to the exemptive relief, MML Advisers will provide to a Fund’s shareholders, within 90 days of the hiring of a new subadviser, an information statement describing the new subadviser. MML Advisers will not rely on this authority for any Fund unless the Fund’s shareholders have approved this arrangement. As of the date of this Prospectus, this exemptive relief is available to each Fund.
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B3000M-19-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Core Bond Fund
(the “Fund”)
Supplement dated April 11, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser, Barings LLC (“Barings”)). These typically include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, and mortgage-backed and other asset-backed securities, including collateralized bond and loan obligations.
The second, third and sixth paragraphs found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance are deleted in full.
The paragraphs labeled “Below Investment Grade Debt Securities Risk,” “Foreign Investment Risk; Emerging Markets Risk; Currency Risk,” and “Sovereign Debt Obligations Risk” found under the heading Principal Risks in the section titled Investments, Risks, and Performance are deleted in full.
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CB-19-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier U.S. Government Money Market Fund
MassMutual Premier Short-Duration Bond Fund
MassMutual Premier Inflation-Protected and Income Fund
MassMutual Premier Core Bond Fund
MassMutual Premier Diversified Bond Fund
MassMutual Premier High Yield Fund
MassMutual Premier Balanced Fund
MassMutual Premier Disciplined Value Fund
MassMutual Premier Main Street Fund
MassMutual Premier Disciplined Growth Fund
MassMutual Premier Small Cap Opportunities Fund
MassMutual Premier Global Fund
MassMutual Premier International Equity Fund
MassMutual Premier Strategic Emerging Markets Fund (the “Funds”)
Supplement dated April 11, 2019 to the
Statement of Additional Information dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
The following biographies beginning on page B-47 in the section titled Management of the Trust are deleted and replaced by the following:
Trustee of the Trust
Robert E. Joyal3
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 74
Trustee since 2012
Trustee of 111 portfolios in fund complex1
Retired; Director (since 2018), Jefferies Financial Group Inc. (holding company); Director (2013 – 2018), Leucadia National Corporation (holding company); Director (2012 – 2017), Ormat Technology, Inc. (provider of alternative energy technology); Director (2006-2014), Jefferies Group LLC (investment bank); Trustee (since 2003), Barings Corporate Investors (closed-end investment company); Trustee (since 2003), Barings Participation Investors (closed-end investment company); Trustee (since 2003), MassMutual Select Funds (open-end investment company); Trustee (since 2003), MML Series Investment Fund (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company).
Vice President, Secretary, and
Chief Legal Officer of the Trust
Andrew M. Goldberg
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 52
Officer since 2004
Officer of 109 portfolios in fund complex
Lead Counsel, Investment Adviser & Mutual Funds (since 2018), Assistant Vice President and Counsel (2004 – 2018), MassMutual; Secretary (since 2015), Assistant Secretary (2013 – 2015), MML Advisers; Vice President, Secretary, and Chief Legal Officer (since 2008), Assistant Secretary (2001 – 2008), MassMutual Select Funds (open-end investment company); Vice President, Secretary, and Chief Legal Officer (since 2008), Assistant Secretary (2001 – 2008), MML Series Investment Fund (open-end investment company); Vice President, Secretary (formerly known as “Clerk”), and Chief Legal Officer (since 2008), Assistant Clerk (2005 – 2008), MML Series Investment Fund II (open-end investment company).

1
Barings Participation Investors and Barings Corporate Investors are deemed to be part of the Fund Complex, because they are managed by Barings LLC, an affiliate of MML Advisers.

Chief Financial Officer and
Treasurer of the Trust
Renee Hitchcock
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 48
Officer since 2007
Officer of 109 portfolios in fund complex
Head of Mutual Fund Administration (since 2018), Assistant Vice President (2015 – 2018), Director (2007 – 2015), MassMutual; Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007 – 2016), MassMutual Select Funds (open-end investment company); Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007 – 2016), MML Series Investment Fund (open-end investment company); Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007 – 2016), MML Series Investment Fund II (open-end investment company).
Vice President and
Assistant Secretary of the Trust
Jill Nareau Robert
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 46
Officer since 2008
Officer of 109 portfolios in fund complex
Lead Counsel, Investment Adviser & Mutual Funds (since 2018), Assistant Vice President and Counsel (2009 – 2018), MassMutual; Assistant Secretary (since 2015), MML Advisers; Vice President and Assistant Secretary (since 2017), Assistant Secretary (2008 – 2017), MassMutual Select Funds (open-end investment company); Vice President and Assistant Secretary (since 2017), Assistant Secretary (2008 – 2017), MML Series Investment Fund (open-end investment company); Vice President and Assistant Secretary (since 2017), Assistant Secretary (formerly known as “Assistant Clerk”) (2008 – 2017), MML Series Investment Fund II (open-end investment company).
Vice President of the Trust
Douglas Steele
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 43
Officer since 2016
Officer of 109 portfolios in fund complex
Vice President and Head of Investment Management (since 2017), Head of Investment Due Diligence (2016 – 2017), MML Advisers; Head of Investment Management (since 2017), Assistant Vice President (2013 – 2017), MassMutual; Vice President (since 2016), MassMutual Select Funds (open-end investment company); Vice President (since 2016), MML Series Investment Fund (open-end investment company); Vice President (since 2016), MML Series Investment Fund II (open-end investment company).
Vice President and Chief
Compliance Officer of the Trust
Philip S. Wellman
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 54
Officer since 2007
Officer of 109 portfolios in fund complex
Vice President and Chief Compliance Officer (since 2013), MML Advisers; Head of Mutual Funds and RIA Compliance (since 2018), Vice President, Associate General Counsel, and Chief Compliance Officer (Mutual Funds) (2014 – 2018), Vice President, Associate General Counsel, and Chief Compliance Officer (Mutual Funds and Investment Advisory) (2008 – 2014), MassMutual; Vice President and Chief Compliance Officer (since 2007), MassMutual Select Funds (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series Investment Fund (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series Investment Fund II (open-end investment company).

Vice President of the Trust
Tina Wilson
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 48
Officer since 2016
Officer of 109 portfolios in fund complex
President (since 2018), Head of Investments (since 2016), and Vice President (2016 – 2018), MML Advisers; Head of Investment Solutions Innovation, Product Management (since 2018), Senior Vice President (2014 – 2018), Vice President (2009 – 2014), MassMutual; Vice President (since 2016), MassMutual Select Funds (open-end investment company); President (since 2017), Vice President (2016 – 2017), MML Series Investment Fund (open-end investment company); President (since 2017), Vice President (2016 – 2017), MML Series Investment Fund II (open-end investment company).
The last sentence of the paragraph beginning at the bottom of page 102 and continuing onto page 103 under the heading Fund Distributions in the section titled Taxation is deleted and replaced by the following:
Pursuant to proposed regulations on which a Fund may rely, distributions by a Fund to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by the regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.
Subject to future regulatory guidance to the contrary, distributions attributable to qualified publicly traded partnership income from a Fund’s investments in MLPs will ostensibly not qualify for the deduction available to non-corporate taxpayers in respect of such amounts received directly from an MLP.
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SAI B3000M-19-01